Accounts Receivable and Other Receivables, Net - Schedule of Accounts Receivable and Other Receivables (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable and Other Receivables [Abstract]
Customers by sales provision of services	€ 1,868,572	€ 3,360,994
VAT receivable	11,131	41,242
Others	34,960	39,460
Accounts receivable and other receivables, gross	1,914,663	3,441,696
Allowance for doubtful accounts	(174,888)	(515,564)
Accounts receivable and other receivables, net	€ 1,739,775	€ 2,926,132